Prepayments and other assets (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Prepayments and other assets [Abstract]
Bunkers	$ 216	$ 504
Other prepayments and other assets	210	513
Total	$ 426	$ 1,017